Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 1,243.1	$ 1,291.6	$ 1,252.8
Other guarantees	1.7	2.2	2.6
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	373.7	375.2	342.4
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | Beatrix
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	87.1	96.8	87.2
Ifrs Capital Expenditure - Authorized | SOUTH AFRICA | South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	433.1	573.4	568.9
Ifrs Capital Expenditure - Authorized | GHANA | Tarkwa Mine
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	126.5	67.7	148.9
Ifrs Capital Expenditure - Authorized | GHANA | Damang
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	16.9	53.1	7.5
Ifrs Capital Expenditure - Authorized | PERU | Cerro Corona
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	44.7	44.0	29.4
Ifrs Capital Expenditure - Authorized | AUSTRALIA | St Ives
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	150.3	22.3	58.1
Ifrs Capital Expenditure - Authorized | AUSTRALIA | Agnew
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	10.4	59.0	10.2
Ifrs Capital Expenditure - Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	0.4	0.1	0.2
Ifrs Capital Expenditure - Contracted
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 245.7	$ 167.4	$ 236.9